Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of components of the income tax provision
	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Current	10,288	3,382	1,072	166
Deferred	(892)	(5,776)	(10,680)	(1,654)
Total income tax expense (benefit)	9,396	(2,394)	(9,608)	(1,488)

Schedule of components of the deferred income tax assets and liabilities
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Non-current deferred tax assets:
Tax loss carry forward	12,275	22,149	3,430
Allowance for doubtful accounts, credit losses and impairment losses	1,723	1,723	267
Subtotal	13,998	23,872	3,697
Less: valuation allowances	3,089	2,284	353
Total	10,909	21,588	3,344

Schedule of reconciliation between the statutory tax rate to income before income taxes
	Years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$

Income (loss) from operations before income taxes	61,419	(35,945)	(55,674)	(8,623)
PRC income tax statutory rate	25%	25%	25%	25%
Income tax expense (benefit) at statutory tax rate	15,355	(8,986)	(13,919)	(2,156)
Preferential tax treatments	(6,606)	4,633	403	62
Super deduction of qualified R&D expenditures	(857)	447	(360)	(56)
Expenses not deductible for tax purposes	388	391	998	155
Uncertain tax provision	600	-	2,800	434
Tax expenses not deductible for book purposes	-	(727)	-	-
Others	(413)	(312)	240	37
Valuation allowances	929	2,160	230	36
Income tax expense (benefit)	9,396	(2,394)	(9,608)	(1,488)

Schedule of other tax liabilities
	RMB	US$

Balance as of June 30, 2018	8,700	1,315
Provisions for uncertain tax positions during the year ended June 30, 2019	600	40
Balance as of June 30, 2019	9,300	1,355
Provisions for uncertain tax positions during the year ended June 30, 2020	-	-
Balance as of June 30, 2020	9,300	1,316
Provisions for uncertain tax positions during the year ended June 30, 2021	2,800	434
Balance as of June 30, 2021	12,100	1,874